Right of use assets and related lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the "Right of use assets for vessels" starting on January 1, 2023 through December 31, 2023. There was no such activity during the year ended December 31, 2024.

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$798,083	$22,577	$820,660
Transfers to vessels, net (1)	(831,385)	(19,942)	(851,327)
Additions (2)	33,302	—	33,302
Write-offs (3)	—	(2,635)	(2,635)
As of December 31, 2023	—	—	—

Accumulated depreciation and impairment
As of January 1, 2023	(114,902)	(15,932)	(130,834)
Charge for the period	(21,321)	(2,923)	(24,244)
Transfers to vessels, net (1)	136,223	16,220	152,443
Write-offs (3)	—	2,635	2,635
As of December 31, 2023	—	—	—

Net book value
As of December 31, 2023	$—	$—	$—
(1)    Primarily represents the net book value of the 21 vessels for which the purchase options were exercised during the year ended December 31, 2023 and transferred to Vessels and drydock.
(2)    Represents the adjustment to the right of use asset as a result of the remeasurement of the related lease liability upon the commitments to exercise the purchase options.
(3)    Represents the write-offs of fully depreciated drydock costs on certain of our vessels.
The following table summarizes the payments made for the year ended December 31, 2023 relating to lease liabilities accounted for under IFRS 16 - Leases. There was no such activity during the year ended December 31, 2024.

For the year ended December 31,
In thousands of U.S. dollars	2023
Interest expense recognized in consolidated statements of operations	$23,749
Principal repayments recognized in consolidated cash flow statements	516,127
Net decrease in accrued interest expense	467
Total payments on lease liabilities under IFRS 16 - Leases	$540,343